Intangible Assets and Others, Net (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets, Net
	Licenses and Frequencies	Information systems	Software	Customer acquisition costs	Goodwill	Customer relationships and other	Total
	NIS millions	NIS millions	NIS millions	NIS millions	NIS millions	NIS millions	NIS millions

Cost
Balance at January 1, 2018	552	325	45	120	809	314	2,165

Additions	-	71	8	138	-	1	218
Disposals	-	(100)	(12)	-	-	-	(112)
Balance at December 31, 2018	552	296	41	258	809	315	2,271

Additions	-	84	9	138	-	-	231
Disposals	-	(65)	(13)	-	-	(6)	(84)
Balance at December 31, 2019	552	315	37	396	809	309	2,418

Accumulated Amortization

Balance at January 1, 2018	401	141	27	27	-	309	905

Amortization for the year	15	74	8	80	-	3	180
Disposals	-	(100)	(12)	-	-	-	(112)
Balance at December 31, 2018	416	115	23	107	-	312	973

Amortization for the year	15	78	7	126	-	3	229
Disposals	-	(60)	(12)	-	-	(6)	(78)
Balance at December 31, 2019	431	133	18	233	-	309	1,124

Carrying amounts

At January 1, 2018	151	184	18	93	809	5	1,260
At December 31, 2018	136	181	18	151	809	3	1,298
At December 31, 2019	121	182	19	163	809	-	1,294

Schedule of Pre-tax Discount Rate and Terminal Value Growth Rate
These assumptions are as follows:

	Cash generating unit	Cash generating unit
	Cellular segment	Fixed-line segment
Pre-tax discount rate	9.3%	9.3%
Terminal value growth rate	1.5%	1.5%
Market share	25.0%	N/	R
ARPU	NIS 54.5	N/	R

Schedule of Sensitivity to Changes in Assumptions
The table below shows the amount that these assumptions are required to change individually in order for the estimated recoverable amount to be equal to the carrying amount:

	Cash generating unit	Cash generating unit
	Cellular segment	Fixed-line segment
Pre-tax discount rate	9.8%	12.6%
Terminal value growth rate	0.9%	N/R
Market share	24.6%	N/R
ARPU	NIS 53.9	N/R